Organization and Description of Business (Details) $ in Thousands				1 Months Ended				3 Months Ended				12 Months Ended
	Nov. 12, 2019 USD ($)	Jun. 04, 2018 USD ($)	Mar. 12, 2018 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 28, 2019 USD ($)	Apr. 23, 2019 USD ($)	Mar. 31, 2020 USD ($) item	May 31, 2019 USD ($)	Mar. 31, 2019 USD ($)	Aug. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Accumulated deficit					$ 284,895			$ 287,362				$ 284,895	$ 274,601
Number of product candidates approved for sale | item								0
Total liabilities					14,841			$ 16,721				14,841	9,480
Working capital deficit					13,100			15,100				13,100
Proceeds from issuance of exercise of stock options												325
Proceeds from issuance of common stock		$ 200	$ 1,100	$ 100	200			$ 65				185	2,781
Proceeds from advance notes											$ 900	$ 2,050	$ 925
Percentage of high concentration in patients												20.00%
Lincoln Park Capital Purchase Agreement [Member]
Proceeds from issuance of common stock				$ 300	$ 186
2019 Convertible Notes Payable [Member]
Proceeds from advance notes							$ 1,300
June Bridge Notes [Member]
Proceeds from advance notes						$ 1,700
Bridge Loan [Member]
Proceeds from advance notes	$ 350
Chairman and Chief Executive Officer and two other members of our Board of Directors [Member]
Proceeds from issuance of exercise of stock options									$ 324